Exhibit 99.24

AH Loan No	Customer Loan No	Seller Loan No	Borrower Last Name	Borrower First Name	CoBorrower Last Name	CoBorrower First Name	Product	Deficiency Type	Exception Category	Status	Clearance Date	Condition	Condition ID	Comments	Compliance Test Status	HUD1 Status	TIL Status	Other missing compliance docs	TILA Variance
redacted	redacted	415212410	redacted	redacted			Fixed	Assets	Material	cleared	12/01/2011	Assets General	821	Provide LOE from [redacted] regarding joint accounts of [redacted] giving borrower 100% access to all funds. In order for the [redacted] accounts to be used for qualifying purposes, a letter of explanation is required in order to determine that there is no doubt on the type of accounts these are classified as and the borrower has full access to the funds. || Clearance Reason: After further review, since the co-signer on the asset account appears to be the borrower's spouse and is related to the borrower, the letter for access to funds in the joint account is not required.	Final	Final HUD	Final TIL		3052.03
redacted	redacted	415212410	redacted	redacted			Fixed	Credit	Material	cleared	12/05/2011	Credit General	816	Per guidelines 12 months of mortgage or rental history is required. The credit report only shows 11 months || Clearance Reason: The one month missing from the housing history is considered a non-material guideline violation as there are compensating factors to make up for the one missing month of information. The borrower has 50 months of PITI reserves and only 2 months were required, and a FICO of 734. Client has accepted the non-material violation.	Final	Final HUD	Final TIL		3052.03
redacted	redacted	415212410	redacted	redacted			Fixed	Missing Docs	Material - Missing Doc	cleared	01/05/2012	Missing Federal Income Tax Return	850	Missing Federal Income Tax Return Provide personal tax returns for 2009/2010 to be reviewed for rental properties listed on Schedule E. Tax transcripts do not break out each rental property in order to perform an accurate calculation of rental income/loss.After review, the tax returns are still needed to tie the property addresses to documentation that can be provided to show properties have transferred out of the borrower's possession. Provide the 2010 and 2009 tax returns and evidence on the current status of each property listed on the returns. || Clearance Reason: 2009 and 2010 complete tax returns provided that show the rental property was a property in Australia. Then on the 2010 tax returns, it shows that the property was sold, confirmed by the form 4797, sale of business property.	Final	Final HUD	Final TIL		3052.03
redacted	redacted	415212410	redacted	redacted			Fixed	Missing Docs Compliance	Material - Missing Doc	cleared	11/30/2011	Missing Lender Rate Lock	937	Missing Lender Rate Lock Missing re-lock confirmation with an interest rate of 3.75%. || Clearance Reason: The rate was lowered on 10/21/2011 from 4.000% to 3.750% which does not required the loan to be re-locked.	Final	Final HUD	Final TIL		3052.03